Debt (Narrative) (Details) (USD $)	9 Months Ended
Oct. 31, 2013 D
Debt 1	$ 555,000
Debt 2	500,000
Debt 3	55,000
Debt 4	$ 150,000
Debt 5	180
Debt 6	70.00%
Debt 7	20
Debt 8	90
Debt 9	0.00%
Debt 10	90
Debt 11	12.00%